Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
10.	INTANGIBLE ASSETS, NET

Gross carrying amount, accumulated amortization and net book value of the intangible assets are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Software	46,961	52,657
Trademarks	621,856	621,856
Platform	24,000	24,000
Customer relationship	18,000	18,000
Non-compete commitment	40,000	40,000
Less: Accumulated amortization	(248,396)	(306,609)

Intangible assets, net	502,421	449,904

Amortization expenses related to intangible assets were RMB49,957, RMB61,842 and RMB58,290 for the years ended December 31, 2021, 2022 and 2023, respectively.
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Future amortization expenses
RMB
2024	58,014
2025	56,048
2026	54,377
2027	53,737
2028	52,449
Thereafter	175,279

Total	449,904